Aristotle/Saul Global Opportunities Fund

Class I Shares

(Ticker Symbol: ARSOX)

Aristotle International Equity Fund

Class I Shares

(Ticker Symbol: ARSFX)

Aristotle Strategic Credit Fund

Class I Shares

(Ticker Symbol: ARSSX)

Aristotle Value Equity Fund

Class I Shares

(Ticker Symbol: ARSQX)

Aristotle Small Cap Equity Fund

Class I Shares

(Ticker Symbol: ARSBX)

Aristotle Core Equity Fund

Class I Shares

(Ticker Symbol: ARSLX)

Each a series of Investment Managers Series Trust

Supplement dated December 5, 2019 to the

Prospectus dated May 1, 2019, as supplemented.

Effective immediately, the following is added as “Appendix A – certain information related to purchase of shares through certain brokerage platforms” beginning on page 74 of the Prospectus.

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class I Shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Funds’ Class I Shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. The minimum for the Class I Share is waived for transactions through such brokerage platforms at UBS-FS.

Please file this Supplement with your records.

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